General and administrative expenses	12 Months Ended
Mar. 31, 2025
General And Administrative Expenses
General and administrative expenses

14. General and administrative expenses

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Salaries and employee benefit	2,929,142	3,108,053	428,301
Service charge	3,402,078	4,635,935	638,849
Travel, Meals and Entertainment	850,851	373,576	51,480
Rental	1,185,443	1,832,580	252,536
Depreciation	127,339	159,642	21,999
Others	942,110	708,360	97,615
	9,436,963	10,818,146	1,490,780